DEPOSITS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2022
DEPOSITS AND OBLIGATIONS [Abstract]
DEPOSITS AND OBLIGATIONS
14	DEPOSITS AND OBLIGATIONS

a)	This item consists of the following:

	2022	2021
	S/(000)	S/(000)

Saving deposits	54,769,045	56,945,262
Demand deposits	48,467,248	58,629,661
Time deposits (c)	37,478,269	27,923,803
Severance indemnity deposits	3,824,629	4,017,065
Bank’s negotiable certificates	1,418,740	1,327,690
Total	145,957,931	148,843,481
Interest payable	1,062,856	753,064
Total	147,020,787	149,596,545

The Group has established a policy to remunerate demand deposits and savings accounts according to a growing interest rate scale, based on the average balance maintained in those accounts. On the other hand, according to its policy, balances that are lower than a specified amount for each type of account do not bear interest. Also, time deposits earn interest at market rates.

Interest rates are determined by the Group considering the interest rates prevailing in the market in which each of the Group’s subsidiaries operates.

b)	The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2022	2021
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	39,370,497	45,909,164
In other countries	3,975,654	5,942,042
	43,346,151	51,851,206

Interest-bearing -
In Peru	92,276,991	86,987,254
In other countries	10,334,789	10,005,021
	102,611,780	96,992,275
Total	145,957,931	148,843,481

c)	The balance of time deposits classified by maturity is as follows:

	2022	2021
	S/(000)	S/(000)

Up to 3 months	17,201,364	14,052,666
From 3 months to 1 year	12,688,483	8,141,349
From 1 to 3 years	4,144,424	2,391,139
From 3 to 5 years	502,291	402,042
More than 5 years	2,941,707	2,936,607
Total	37,478,269	27,923,803

In Management’s opinion the Group’s deposits and obligations are diversified with no significant concentrations as of December 31, 2022 and 2021.

As of  December 31, 2022 and 2021, the balance of deposits and obligations, guaranteed by the Peruvian “Fondo de Seguro de Depositos” (Deposit Insurance Fund) amounts to approximately S/52,745.2 million and S/50,478.8 million, respectively. At said dates, maximum amount of coverage per depositor recognized by “Fondo de Seguro de Depositos” totaled S/125,603 and S/115,637, respectively.

As of December 31, 2022 and 2021 the balance of deposits and obligations of Mibanco Colombia guaranteed by the “Financial Institutions Guarantee Fund” (FOGAFÍN, for its Spanish acronym) of Colombia, amounts to 304,758.0 million Colombian pesos (equivalent to S/239.5 million) and 224,078.1 million Colombian pesos (equivalent to S/219.8 million), respectively. At said dates, maximum amount of coverage per depositor recognized by “FOGAFÍN” totaled 50,000,000.0 Colombian pesos (equivalent to S/39,300 and S/49,050, respectively).